Benefit Plans (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum percentage of a participant's eligible compensation that a participant may contribute annually to the plan (as a percent)	50.00%
Percentage of participating employees contribution, matched 100% (as a percent)	3.00%
Percentage of participating employees contribution, matched 50% (as a percent)	2.00%
Percentage of matching contribution made by company, of first 3% of participating employees contributions (as a percent)	100.00%
Percentage of matching contribution made by company, of next 2% of participating employees' contributions (as a percent)	50.00%
Employer contribution	$ 62	$ 69	$ 69
Non-qualified, unfunded deferred compensation plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation liability	58	62
Deferred compensation plan assets	$ 88	$ 83